SCHEDULE OF SENSITIVITY ANALYSIS (Details) (Parenthetical)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Capitalization rate increase	2.70%	3.00%
Salary growth rate increase	0.00%	0.00%
Actuarial assumption capitalization rate [member]
IfrsStatementLineItems [Line Items]
Capitalization rate increase	1.00%
Capitalization rate decrease	1.00%
Actuarial assumption salary growth rate [member]
IfrsStatementLineItems [Line Items]
Salary growth rate increase	1.00%
Salary growth rate decrease	1.00%